SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total stock-based compensation expenses	$ 2,373	$ 2,546	$ 1,701
Cost of revenues
Total stock-based compensation expenses	101	89	62
Research and development expenses, net
Total stock-based compensation expenses	429	585	408
Selling and marketing expenses
Total stock-based compensation expenses	1,061	1,105	625
General and administrative expenses
Total stock-based compensation expenses	$ 782	$ 767	$ 606